CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,923	$ 93
Account receivable (Note 5)	312	427
Prepaid expenses	69	59
Total current assets	2,304	579
Long-Term Investments:
Prepaid expenses	17	1
Severance payment fund	109	90
Total long-term investments	126	91
Property and Equipment, Net (Note 6)	314	419
Total assets	2,744	1,089
LIABILITIES AND STOCKHOLDERS' DEFICIENCY
Trade payables	244	307
Accrued expenses	750	448
Other accounts payable (Note 7)	141	531
Short-term convertible note (Note 8)	0	137
Total current liabilities	1,135	1,423
Accrued Severance Pay	121	125
Total liabilities	1,256	1,548
Stockholders' Equity (deficiency):
Stock capital: (Note 11) Common stock $0.00005 par value - Authorized: 800,000,000 shares at December 31, 2011 and December 31, 2010; Issued and outstanding: 126,444,309 and 95,832,978 shares	6	5
Additional paid-in-capital	45,560	39,696
Deficit accumulated during the development stage	(44,078)	(40,160)
Total stockholders' deficiency	1,488	(459)
Total liabilities and stockholders' Equity (deficiency)	$ 2,744	$ 1,089